Debt Debt - Short-term and Long-term Classification (Details) (USD $) In Millions, unless otherwise specified	May 31, 2013	May 31, 2012
Debt Instrument [Line Items]
Short-term borrowings	$ 40.3	$ 35.6
Long-term Debt, Fiscal Year Maturity [Abstract]
2013	40.3
2015	348.7
2016	29.9
2017	29.9
2018	2,853.6
Thereafter	2,664.0
Long-term debt (including current maturities)	5,966.4	5,827.8
Senior secured credit facility [Member]
Debt Instrument [Line Items]
Short-term borrowings	33.3	34.3
European facilities [Member]
Debt Instrument [Line Items]
Short-term borrowings	$ 7.0	$ 1.3